Principal Accounting Policies - Summary of the Disaggregated Revenues (Parenthetical) (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Freight Matching Services [Member]
Disaggregation of Revenue [Line Items]
Revenues attributable to value added tax	¥ 3,490	¥ 2,580	¥ 1,398
Value Added Tax Services [Member]
Disaggregation of Revenue [Line Items]
Revenues attributable to value added tax	¥ 61	¥ 40	¥ 36